SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net Assets	$ 20,745,811	$ 13,344,780
Revenues	11,853,266	10,693,196
Cost of Revenue	3,560,624	4,060,034
Income from operations from subsidiaries	5,195,045	3,906,889
Income (Loss) before taxes	3,028,394	(5,429,521)
Healthcare Segment [Member]
Segment Reporting Information [Line Items]
Net Assets	18,955,991	12,692,531
Revenues	11,853,266	10,693,196
Cost of Revenue	3,560,624	4,060,034
Income from operations from subsidiaries	7,300,849	5,845,052
Income (Loss) before taxes	5,973,233	74,880
Real Estates [Member]
Segment Reporting Information [Line Items]
Net Assets	587,456	592,557
Revenues	0	0
Cost of Revenue	0	0
Income from operations from subsidiaries	(3,716)	(19,345)
Income (Loss) before taxes	(3,716)	(19,345)
Others [Member]
Segment Reporting Information [Line Items]
Net Assets	1,202,364	59,691
Subsidiary [Member]
Segment Reporting Information [Line Items]
Income from operations from subsidiaries	7,297,133	5,825,707
Cardiff Lexington [Member]
Segment Reporting Information [Line Items]
Income from operations from subsidiaries	(2,102,088)	(1,918,818)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Income (Loss) before taxes	$ (2,941,123)	$ (5,485,056)